UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund

February 28, 2014

1.797941.110

GCF-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.0%
Johnson Controls, Inc.	47,900	$ 2,366
Automobiles - 0.5%
Ford Motor Co.	2,563,600	39,454
Tesla Motors, Inc. (a)(d)	683,400	167,303
		206,757
Diversified Consumer Services - 0.1%
K12, Inc. (a)	1,852,626	41,925
Hotels, Restaurants & Leisure - 3.8%
Arcos Dorados Holdings, Inc. Class A (d)	279,900	2,460
Buffalo Wild Wings, Inc. (a)(e)	1,306,800	189,486
China Lodging Group Ltd. ADR (a)	409,200	11,523
Chipotle Mexican Grill, Inc. (a)	344,500	194,715
Chuys Holdings, Inc. (a)(e)	1,367,742	54,450
Dunkin' Brands Group, Inc.	2,451,740	126,681
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	2,825,222	105,861
Hyatt Hotels Corp. Class A (a)	966,540	50,415
Las Vegas Sands Corp.	1,585,700	135,181
McDonald's Corp.	2,405,400	228,874
Panera Bread Co. Class A (a)	158,000	28,649
Royal Caribbean Cruises Ltd.	119,500	6,325
Starbucks Corp.	4,577,100	324,791
Starwood Hotels & Resorts Worldwide, Inc.	2,124,500	175,186
Wendy's Co.	1,855,400	17,775
Yum! Brands, Inc.	1,649,700	122,210
		1,774,582
Household Durables - 0.2%
Lennar Corp. Class A	1,286,277	56,442
Tempur Sealy International, Inc. (a)	536,700	27,839
		84,281
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (a)	1,651,201	597,900
Ctrip.com International Ltd. sponsored ADR (a)(d)	661,700	35,738
Netflix, Inc. (a)	202,300	90,151
priceline.com, Inc. (a)	292,168	394,088
TripAdvisor, Inc. (a)	327,900	32,869
		1,150,746
Media - 1.1%
Comcast Corp. Class A	8,400,900	434,243
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lions Gate Entertainment Corp.	640,592	$ 19,698
Twenty-First Century Fox, Inc. Class A	2,230,900	74,824
		528,765
Multiline Retail - 0.4%
Dollar General Corp. (a)	369,500	22,133
Dollar Tree, Inc. (a)	888,800	48,680
Nordstrom, Inc.	632,000	38,855
Ryohin Keikaku Co. Ltd.	94,700	8,579
Target Corp.	1,204,389	75,322
		193,569
Specialty Retail - 2.1%
AutoNation, Inc. (a)	829,600	43,670
Bed Bath & Beyond, Inc. (a)	443,000	30,044
CarMax, Inc. (a)	2,688,521	130,205
Five Below, Inc. (a)(d)	2,115,216	81,520
Francesca's Holdings Corp. (a)	227,579	4,454
Home Depot, Inc.	4,321,500	354,493
L Brands, Inc.	1,025,100	57,744
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,160,767	231,807
Restoration Hardware Holdings, Inc. (a)	271,000	18,352
Tiffany & Co., Inc.	177,800	16,580
Urban Outfitters, Inc. (a)	443,500	16,605
		985,474
Textiles, Apparel & Luxury Goods - 3.1%
C. Wonder LLC (a)(g)(h)	619,048	19,500
Fossil Group, Inc. (a)	409,700	47,079
Kate Spade & Co. (a)	5,898,665	201,852
lululemon athletica, Inc. (a)(d)(e)	9,876,610	496,892
Michael Kors Holdings Ltd. (a)	1,126,122	110,394
Moncler SpA	265,500	4,863
NIKE, Inc. Class B	3,344,200	261,851
Prada SpA	5,911,400	44,409
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,203,200	108,044
Tory Burch LLC (a)(g)(h)	324,840	23,111
Under Armour, Inc. Class A (sub. vtg.) (a)	717,300	81,162
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
VF Corp.	1,011,100	$ 59,240
Vince Holding Corp.	247,700	6,688
		1,465,085
TOTAL CONSUMER DISCRETIONARY		6,433,550
CONSUMER STAPLES - 11.0%
Beverages - 2.3%
Beam, Inc.	292,300	24,249
Dr. Pepper Snapple Group, Inc.	517,500	26,967
Monster Beverage Corp. (a)	4,765,306	352,633
PepsiCo, Inc.	2,651,040	212,269
SABMiller PLC	1,150,539	56,393
The Coca-Cola Co.	10,902,700	416,483
		1,088,994
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	1,696,400	198,140
CVS Caremark Corp.	962,400	70,390
Drogasil SA	3,281,873	23,137
Kroger Co.	1,434,125	60,147
Sprouts Farmers Market LLC	1,344,900	52,478
Wal-Mart Stores, Inc.	2,882,314	215,309
Walgreen Co.	1,974,400	134,160
Whole Foods Market, Inc.	1,587,400	85,799
		839,560
Food Products - 3.6%
Archer Daniels Midland Co.	4,276,700	173,634
Associated British Foods PLC	1,447,600	72,674
Bunge Ltd.	3,685,600	293,411
Campbell Soup Co. (d)	288,300	12,486
General Mills, Inc.	881,400	44,096
Green Mountain Coffee Roasters, Inc. (d)	5,678,053	623,337
Kellogg Co.	762,500	46,276
Kraft Foods Group, Inc.	154,100	8,517
Mead Johnson Nutrition Co. Class A	2,394,700	195,288
Mondelez International, Inc.	462,200	15,729
The Hain Celestial Group, Inc. (a)	96,700	8,635
The Hershey Co.	643,800	68,127
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. Class A	1,651,200	$ 65,140
Want Want China Holdings Ltd.	22,121,000	33,635
		1,660,985
Household Products - 0.7%
Church & Dwight Co., Inc.	541,100	36,784
Colgate-Palmolive Co.	1,943,500	122,110
Kimberly-Clark Corp.	529,300	58,408
Procter & Gamble Co.	1,517,983	119,405
		336,707
Personal Products - 1.0%
Herbalife Ltd. (e)	6,404,810	426,560
Nu Skin Enterprises, Inc. Class A	418,700	34,970
		461,530
Tobacco - 1.6%
Altria Group, Inc.	5,028,880	182,347
Japan Tobacco, Inc.	720,300	22,941
Lorillard, Inc.	2,788,700	136,814
Philip Morris International, Inc.	5,124,580	414,630
		756,732
TOTAL CONSUMER STAPLES		5,144,508
ENERGY - 5.1%
Energy Equipment & Services - 1.1%
Carbo Ceramics, Inc. (d)	138,300	17,156
FMC Technologies, Inc. (a)	1,461,600	73,431
Halliburton Co.	2,716,700	154,852
Schlumberger Ltd.	2,956,297	274,936
		520,375
Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp.	1,743,494	146,732
Cabot Oil & Gas Corp.	1,806,900	63,242
Chesapeake Energy Corp.	2,716,500	70,385
Concho Resources, Inc. (a)	1,642,500	198,956
Continental Resources, Inc. (a)(d)	2,250,700	269,004
Devon Energy Corp.	695,200	44,785
EOG Resources, Inc.	1,226,700	232,362
Hess Corp.	698,900	55,933
Kosmos Energy Ltd. (a)	1,809,200	19,865
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	1,263,632	$ 86,887
Occidental Petroleum Corp.	743,300	71,743
PDC Energy, Inc. (a)	1,232,600	76,581
Peabody Energy Corp.	713,800	12,534
Pioneer Natural Resources Co.	1,704,507	342,913
Range Resources Corp.	552,689	47,559
Southwestern Energy Co. (a)	551,100	22,782
Valero Energy Corp.	1,205,700	57,849
Whiting Petroleum Corp. (a)	252,200	17,329
		1,837,441
TOTAL ENERGY		2,357,816
FINANCIALS - 3.3%
Capital Markets - 1.4%
BlackRock, Inc. Class A	650,900	198,420
Charles Schwab Corp.	7,428,275	196,924
Evercore Partners, Inc. Class A	548,300	30,507
Franklin Resources, Inc.	106,600	5,676
ICG Group, Inc. (a)(e)	3,414,787	69,423
Morgan Stanley	2,528,400	77,875
T. Rowe Price Group, Inc.	722,900	58,678
		637,503
Commercial Banks - 0.6%
HDFC Bank Ltd. sponsored ADR	2,212,700	74,325
PrivateBancorp, Inc. (e)	4,146,926	119,680
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	184,100	1,872
Signature Bank (a)	479,485	62,779
Wells Fargo & Co.	702,800	32,624
		291,280
Consumer Finance - 0.7%
American Express Co.	1,447,748	132,150
Discover Financial Services	3,489,444	200,224
		332,374
Diversified Financial Services - 0.4%
Bank of America Corp.	2,451,500	40,523
BM&F Bovespa SA	10,331,397	44,370
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	538,080	$ 26,167
JPMorgan Chase & Co.	1,548,300	87,974
		199,034
Real Estate Investment Trusts - 0.1%
American Tower Corp.	360,300	29,354
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	2,393,935	46,275
TOTAL FINANCIALS		1,535,820
HEALTH CARE - 22.3%
Biotechnology - 15.5%
ACADIA Pharmaceuticals, Inc. (a)(e)	5,421,729	153,435
Aegerion Pharmaceuticals, Inc. (a)	162,591	8,903
Agios Pharmaceuticals, Inc. (d)	590,607	18,462
Agios Pharmaceuticals, Inc. (f)	740,603	23,151
Alexion Pharmaceuticals, Inc. (a)	4,068,360	719,286
Alkermes PLC (a)(e)	11,112,639	540,852
Alnylam Pharmaceuticals, Inc. (a)(e)	4,749,223	385,827
Amgen, Inc.	3,020,500	374,602
Array BioPharma, Inc. (a)	2,882,670	13,894
Biogen Idec, Inc. (a)	1,340,500	456,682
Bluebird Bio, Inc. (d)(e)	2,017,237	51,440
Celgene Corp. (a)	1,123,244	180,561
Celldex Therapeutics, Inc. (a)	2,027,200	59,235
Cepheid, Inc. (a)	2,386,255	128,046
Chimerix, Inc. (e)	1,686,800	33,736
Clovis Oncology, Inc. (a)(e)	2,043,300	162,688
Concert Pharmaceuticals, Inc. (h)	740,922	9,522
Dicerna Pharmaceuticals, Inc.	457,207	16,789
Eleven Biotherapeutics, Inc.	479,400	7,766
Exelixis, Inc. (a)(d)(e)	14,781,067	104,354
Fate Therapeutics, Inc.	1,526,787	9,852
Gilead Sciences, Inc. (a)	9,381,400	776,686
Halozyme Therapeutics, Inc. (a)	1,428,600	20,129
ImmunoGen, Inc. (a)(d)(e)	6,704,820	109,959
Immunomedics, Inc. (a)(d)(e)	5,945,950	28,184
Infinity Pharmaceuticals, Inc. (a)	886,500	13,900
Intarcia Therapeutics, Inc. rights (a)	201,586	0
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Intercept Pharmaceuticals, Inc. (a)	24,523	$ 10,067
InterMune, Inc. (a)	567,317	17,042
Intrexon Corp. (d)	1,348,075	35,023
Ironwood Pharmaceuticals, Inc. Class A (a)(e)	7,337,418	106,466
Isis Pharmaceuticals, Inc. (a)(d)(e)	9,343,897	476,539
Lexicon Pharmaceuticals, Inc. (a)(e)	42,246,279	75,621
Merrimack Pharmaceuticals, Inc. (a)(d)(e)	9,565,121	47,634
Metabolix, Inc. (a)(d)(e)	2,026,999	2,595
Momenta Pharmaceuticals, Inc. (a)	1,307,500	19,351
NPS Pharmaceuticals, Inc. (a)(e)	8,295,007	290,159
Prothena Corp. PLC (a)(e)	1,731,018	62,334
Regeneron Pharmaceuticals, Inc. (a)	3,086,723	1,026,335
Regulus Therapeutics, Inc. (a)(d)(e)	3,237,581	36,358
Rigel Pharmaceuticals, Inc. (a)(e)	5,661,995	19,477
Seattle Genetics, Inc. (a)(d)(e)	9,411,640	494,958
Synageva BioPharma Corp. (a)	375,300	43,036
Transition Therapeutics, Inc. (a)(e)	2,012,746	14,492
UniQure B.V.	58,300	962
Vertex Pharmaceuticals, Inc. (a)	525,467	42,489
		7,228,879
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	858,400	34,147
Align Technology, Inc. (a)	642,956	33,646
Baxter International, Inc.	1,161,300	80,710
DexCom, Inc. (a)	300,200	13,539
Genmark Diagnostics, Inc. (a)(e)	2,261,453	28,178
Insulet Corp. (a)(e)	3,349,200	158,786
Intuitive Surgical, Inc. (a)	58,093	25,842
St. Jude Medical, Inc.	659,000	44,364
		419,212
Health Care Providers & Services - 0.9%
Apollo Hospitals Enterprise Ltd.	720,000	10,730
Catamaran Corp. (a)	688,728	31,012
Community Health Systems, Inc. (a)	579,300	24,047
Express Scripts Holding Co. (a)	728,903	54,894
HCA Holdings, Inc. (a)	720,800	36,905
McKesson Corp.	1,169,200	207,007
Phoenix Healthcare Group Ltd. (a)	546,000	968
UnitedHealth Group, Inc.	699,900	54,081
		419,644
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.8%
athenahealth, Inc. (a)(d)	1,295,600	$ 251,178
Cerner Corp. (a)	2,442,400	149,890
Veeva Systems, Inc. Class A (d)	156,900	5,539
		406,607
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	770,538	132,140
Pharmaceuticals - 3.9%
AbbVie, Inc.	1,832,000	93,267
Actavis PLC (a)	580,705	128,231
Allergan, Inc.	1,809,400	229,794
Auxilium Pharmaceuticals, Inc. (a)	1,858,400	57,146
Bristol-Myers Squibb Co.	4,172,500	224,355
Endocyte, Inc. (a)(d)(e)	2,881,115	37,944
Hospira, Inc. (a)	3,203,400	138,643
Intra-Cellular Therapies, Inc. (e)	2,080,055	33,759
Jazz Pharmaceuticals PLC (a)	647,800	98,430
Johnson & Johnson	65,800	6,061
Mylan, Inc. (a)	1,391,300	77,315
Questcor Pharmaceuticals, Inc. (d)	2,834,795	172,214
Teva Pharmaceutical Industries Ltd. sponsored ADR	426,100	21,258
Valeant Pharmaceuticals International (Canada) (a)	3,502,161	499,911
		1,818,328
TOTAL HEALTH CARE		10,424,810
INDUSTRIALS - 7.9%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	2,966,700	280,175
Lockheed Martin Corp.	912,600	148,115
The Boeing Co.	1,181,000	152,255
United Technologies Corp.	3,420,800	400,302
		980,847
Air Freight & Logistics - 0.5%
FedEx Corp.	139,800	18,640
United Parcel Service, Inc. Class B	1,757,000	168,268
XPO Logistics, Inc. (a)(d)	1,088,924	34,236
		221,144
Airlines - 2.0%
American Airlines Group, Inc. (a)	1,389,100	51,299
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Azul-Linhas Aereas Brasileiras warrants (a)(h)	1,017,079	$ 0
Delta Air Lines, Inc.	3,914,300	129,994
JetBlue Airways Corp. (a)(d)	11,716,523	103,457
Ryanair Holdings PLC sponsored ADR (a)	742,600	42,150
Southwest Airlines Co.	8,049,815	180,638
Spirit Airlines, Inc. (a)	1,901,140	107,376
United Continental Holdings, Inc. (a)	6,558,900	294,888
		909,802
Building Products - 0.0%
A.O. Smith Corp.	63,600	3,161
Construction & Engineering - 0.1%
Fluor Corp.	656,100	50,972
Electrical Equipment - 0.6%
Eaton Corp. PLC	841,400	62,861
Emerson Electric Co.	1,631,400	106,465
Rockwell Automation, Inc.	939,300	115,384
		284,710
Industrial Conglomerates - 0.8%
3M Co.	1,670,900	225,120
Danaher Corp.	2,224,000	170,114
		395,234
Machinery - 0.6%
Caterpillar, Inc.	567,600	55,040
Cummins, Inc.	944,100	137,763
Deere & Co.	654,200	56,215
Dover Corp.	32,100	3,027
Illinois Tool Works, Inc.	525,400	43,346
		295,391
Road & Rail - 1.2%
CSX Corp.	1,860,500	51,554
Hertz Global Holdings, Inc. (a)	114,600	3,210
Kansas City Southern	250,600	23,536
Union Pacific Corp.	2,666,700	481,019
		559,319
TOTAL INDUSTRIALS		3,700,580
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 32.9%
Communications Equipment - 1.6%
F5 Networks, Inc. (a)	23,700	$ 2,662
Infinera Corp. (a)(d)(e)	9,154,928	76,169
Palo Alto Networks, Inc. (a)	36,200	2,576
QUALCOMM, Inc.	7,159,967	539,074
Riverbed Technology, Inc. (a)	495,290	11,035
ViaSat, Inc. (a)	1,876,929	125,210
		756,726
Computers & Peripherals - 4.4%
3D Systems Corp. (a)(d)	461,863	35,083
Apple, Inc.	3,280,164	1,726,154
Fusion-io, Inc. (a)(d)	3,012,357	33,046
NetApp, Inc.	443,986	17,941
Nimble Storage, Inc.	1,225,182	58,821
SanDisk Corp.	1,789,400	132,952
Stratasys Ltd. (a)	409,099	52,009
		2,056,006
Electronic Equipment & Components - 0.1%
Corning, Inc.	871,500	16,794
Trimble Navigation Ltd. (a)	1,170,300	44,647
		61,441
Internet Software & Services - 9.4%
Akamai Technologies, Inc. (a)	1,483,900	90,711
Baidu.com, Inc. sponsored ADR (a)	457,200	78,149
Cornerstone OnDemand, Inc. (a)	33,600	1,962
Demandware, Inc. (a)	1,067,973	80,215
Dropbox, Inc. (a)(h)	1,105,082	21,108
eBay, Inc. (a)	3,114,400	183,033
Facebook, Inc. Class A (a)	16,603,001	1,136,641
Google, Inc. Class A (a)	1,942,078	2,360,890
IAC/InterActiveCorp	168,000	13,025
LinkedIn Corp. (a)	419,500	85,595
Marketo, Inc.	53,300	2,185
MercadoLibre, Inc. (d)	276,500	28,806
Naver Corp.	12,002	9,195
Pandora Media, Inc. (a)	1,326,769	49,648
Qihoo 360 Technology Co. Ltd. ADR (a)	273,400	29,970
Rackspace Hosting, Inc. (a)	2,958,938	108,800
Rocket Fuel, Inc. (d)	218,200	12,232
Tencent Holdings Ltd.	221,800	17,791
Twitter, Inc. (d)	19,000	1,043
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Wix.com Ltd. (a)	56,434	$ 1,744
Yahoo!, Inc. (a)	589,461	22,794
Yandex NV (a)	707,100	26,516
Yelp, Inc. (a)	90,200	8,517
Youku Tudou, Inc. ADR (a)	1,319,400	43,791
		4,414,361
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A (a)	778,016	80,960
CoreLogic, Inc. (a)	90,200	2,941
IBM Corp.	1,691,000	313,122
MasterCard, Inc. Class A	5,377,100	417,908
QIWI PLC Class B sponsored ADR	923,137	43,046
Visa, Inc. Class A	2,308,000	521,470
		1,379,447
Semiconductors & Semiconductor Equipment - 5.1%
Applied Micro Circuits Corp. (a)(e)	6,246,902	71,589
ARM Holdings PLC sponsored ADR	79,100	3,971
ASML Holding NV	695,893	59,944
Broadcom Corp. Class A	2,295,200	68,213
Cavium, Inc. (a)	2,598,160	109,460
Cree, Inc. (a)(e)	7,788,650	478,457
Cypress Semiconductor Corp. (d)	7,117,840	69,684
First Solar, Inc. (a)	263,663	15,047
Intel Corp.	482,000	11,934
KLA-Tencor Corp.	402,900	26,249
Marvell Technology Group Ltd.	1,515,510	23,172
MaxLinear, Inc. Class A (a)	1,860,208	17,393
Mellanox Technologies Ltd. (a)(d)	1,619,989	59,162
Micron Technology, Inc. (a)	117,900	2,852
NVIDIA Corp. (e)	43,358,484	796,929
Rambus, Inc. (a)(e)	7,566,800	69,766
Samsung Electronics Co. Ltd.	50,000	63,247
Silicon Laboratories, Inc. (a)(e)	3,882,894	201,794
Skyworks Solutions, Inc. (a)	331,231	11,745
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,168,600	39,187
Texas Instruments, Inc.	3,477,100	156,330
Xilinx, Inc.	663,700	34,645
		2,390,770
Software - 9.3%
Activision Blizzard, Inc.	6,731,732	130,259
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Adobe Systems, Inc. (a)	2,478,636	$ 170,059
Autodesk, Inc. (a)	749,200	39,303
Citrix Systems, Inc. (a)	457,977	27,502
Electronic Arts, Inc. (a)	1,994,152	57,013
FireEye, Inc.	343,801	29,443
FleetMatics Group PLC (a)	574,500	21,228
Guidewire Software, Inc. (a)	1,323,300	70,942
Intuit, Inc.	541,100	42,287
Microsoft Corp.	10,973,017	420,376
Oracle Corp.	5,418,100	211,902
Red Hat, Inc. (a)	8,079,886	476,632
salesforce.com, Inc. (a)(e)	32,538,912	2,029,452
ServiceNow, Inc. (a)	4,499,800	306,256
Splunk, Inc. (a)	2,426,800	225,086
Tableau Software, Inc.	68,300	6,443
VMware, Inc. Class A (a)	171,933	16,514
Workday, Inc. Class A (a)	414,730	45,587
		4,326,284
TOTAL INFORMATION TECHNOLOGY		15,385,035
MATERIALS - 2.4%
Chemicals - 1.8%
CF Industries Holdings, Inc.	340,785	85,503
E.I. du Pont de Nemours & Co.	1,196,900	79,737
Eastman Chemical Co.	651,800	56,987
Monsanto Co.	4,554,771	501,116
Praxair, Inc.	327,700	42,722
The Dow Chemical Co.	924,300	45,023
The Mosaic Co.	729,700	35,653
		846,741
Metals & Mining - 0.6%
Anglo American PLC (United Kingdom)	5,548,500	141,707
Barrick Gold Corp.	536,500	10,931
Fortescue Metals Group Ltd.	10,564,935	51,286
Freeport-McMoRan Copper & Gold, Inc.	1,730,300	56,442
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	158,000	$ 7,938
U.S. Silica Holdings, Inc. (d)	58,400	1,916
		270,220
TOTAL MATERIALS		1,116,961
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	3,327,300	158,313
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,371,800	41,840
TOTAL TELECOMMUNICATION SERVICES		200,153
TOTAL COMMON STOCKS (Cost $24,410,744)		46,299,233
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.0%
Roku, Inc. 8.00% (h)	17,901,305	16,212
Leisure Equipment & Products - 0.1%
NJOY, Inc.:
Series C (h)	1,506,412	25,498
Series D (h)	424,747	7,189
		32,687
Media - 0.0%
Turn, Inc. Series E (h)	984,774	8,213
TOTAL CONSUMER DISCRETIONARY		57,112
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Ariosa Diagnostics (a)(h)	844,470	5,101
Ariosa Diagnostics Series B (h)	53,177	321
Intarcia Therapeutics, Inc. (a)(h)	1,051,411	14,331
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Biotechnology - continued
Roka Bioscience, Inc. Series E, 8.00% (h)	7,841,600	$ 10,000
Versartis, Inc. Series E (h)	7,033,340	7,934
		37,687
Health Care Technology - 0.0%
Castlight Health, Inc. Series D (a)(h)	2,070,648	16,772
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (h)	7,513,149	19,001
TOTAL HEALTH CARE		73,460
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul-Linhas Aereas Brasileiras Series B (h)	1,017,079	43,377
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (h)	2,990,903	12,362
TOTAL INDUSTRIALS		55,739
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.1%
Pure Storage, Inc. Series E (h)	1,004,190	10,142
Software - 0.1%
Apptio, Inc. Series E, 8.00% (h)	881,266	20,000
Cloudera, Inc. Series F (h)	529,285	7,706
MongoDB, Inc. Series F, 8.00% (h)	1,913,404	28,797
		56,503
TOTAL INFORMATION TECHNOLOGY		66,645
TOTAL CONVERTIBLE PREFERRED STOCKS		252,956
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Moderna LLC Series D, 8.00% (h)	468,823	10,000
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (h)	7,960,663	130
Equilibrate Worldwide Therapeutics Series D (h)	7,960,663	320
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Neuropathic Worldwide Therapeutics Series D (h)	7,960,663	$ 60
Oculus Worldwide Therapeutics Series D (h)	7,960,663	100
Orchestrate U.S. Therapeutics, Inc. Series D (h)	7,960,663	140
Orchestrate Worldwide Therapeutics Series D (h)	7,960,663	250
		1,000
TOTAL HEALTH CARE		11,000
TOTAL PREFERRED STOCKS (Cost $246,147)		263,956
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.10% (b)	107,303,172	107,303
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,058,056,632	1,058,057
TOTAL MONEY MARKET FUNDS (Cost $1,165,360)		1,165,360
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $25,822,251)		47,728,549
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(1,020,057)
NET ASSETS - 100%		$ 46,708,492
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,151,000 or 0.0% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $337,197,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Apptio, Inc. Series E, 8.00%	5/3/13	$ 20,000
Ariosa Diagnostics	11/30/11 - 3/1/13	$ 5,101
Ariosa Diagnostics Series B	3/1/13	$ 321
aTyr Pharma, Inc. 8.00%	4/8/13	$ 19,001
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$ 43,140
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$ 0
C. Wonder LLC	12/27/12 - 6/25/13	$ 19,500
Castlight Health, Inc. Series D	4/25/12	$ 12,500
Cloudera, Inc. Series F	2/5/14	$ 7,706
Concert Pharmaceuticals, Inc.	4/25/08 - 2/9/09	$ 10,151
Domo, Inc. Series D	1/24/14	$ 12,362
Dropbox, Inc.	5/2/12	$ 10,000
Security	Acquisition Date	Acquisition Cost (000s)
Equilibrate Asia Therapeutics Series D	5/17/13	$ 130
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 320
Intarcia Therapeutics, Inc.	11/14/12	$ 14,331
Moderna LLC Series D, 8.00%	11/6/13	$ 10,000
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 32,000
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 60
NJOY, Inc. Series C	6/7/13	$ 12,176
NJOY, Inc. Series D	2/14/14	$ 7,189
Oculus Worldwide Therapeutics Series D	5/17/13	$ 100
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 140
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 250
Pure Storage, Inc. Series E	8/22/13	$ 6,961
Roka Bioscience, Inc. Series E, 8.00%	11/20/13	$ 10,000
Roku, Inc. 8.00%	5/7/13 - 5/28/13	$ 16,212
Tory Burch LLC	12/31/12	$ 17,505
Turn, Inc. Series E	12/30/13	$ 8,213
Versartis, Inc. Series E	2/14/14	$ 7,934
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13
Fidelity Securities Lending Cash Central Fund	2,270
Total	$ 2,283
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$ 126,711	$ 2,606	$ 2,714	$ -	$ 153,435
Alkermes PLC	461,129	8,914	24,549	-	540,852
Alnylam Pharmaceuticals, Inc.	267,636	38,407	18,273	-	385,827
Applied Micro Circuits Corp.	75,923	5,333	3,283	-	71,589
Bluebird Bio, Inc.	15,225	17,821	1,232	-	51,440
Buffalo Wild Wings, Inc.	207,977	-	11,007	-	189,486
Cavium, Inc.	95,096	3,370	4,334	-	-
Chimerix, Inc.	28,304	-	1,459	-	33,736
Chuys Holdings, Inc.	48,767	1,259	2,417	-	54,450
Clovis Oncology, Inc.	129,011	-	6,694	-	162,688
Cree, Inc.	435,909	23,247	23,737	-	478,457
Cypress Semiconductor Corp.	75,923	-	7,028	-	-
Endocyte, Inc.	33,849	1,063	1,705	-	37,944
Exelixis, Inc.	86,258	5,210	5,129	-	104,354
Genmark Diagnostics, Inc.	21,502	6,343	1,450	-	28,178
Herbalife Ltd.	491,900	-	47,633	1,921	426,560
Home Inns & Hotels Management, Inc. sponsored ADR	92,155	26,328	4,952	-	-
ICG Group, Inc.	53,700	8,774	2,573	-	69,423
ImmunoGen, Inc.	100,929	1,226	4,973	-	109,959
Immunomedics, Inc.	26,905	-	1,471	-	28,184
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Infinera Corp.	$ 89,181	$ -	$ 3,749	$ -	$ 76,169
Insulet Corp.	129,870	-	6,277	-	158,786
Intra-Cellular Therapies, Inc.	6,347	19,289	-	-	33,759
Ironwood Pharmaceuticals, Inc. Class A	57,132	34,650	2,782	-	106,466
Isis Pharmaceuticals, Inc.	364,073	15,759	19,874	-	476,539
K12, Inc.	50,231	-	11,479	-	-
Lexicon Pharmaceuticals, Inc.	101,884	3,402	3,679	-	75,621
lululemon athletica, Inc.	713,512	6,436	23,236	-	496,892
Lumber Liquidators Holdings, Inc.	227,898	-	10,060	-	231,807
Merrimack Pharmaceuticals, Inc.	34,238	3,907	-	-	47,634
Metabolix, Inc.	2,378	-	134	-	2,595
NPS Pharmaceuticals, Inc.	223,552	7,853	12,927	-	290,159
NVIDIA Corp.	712,918	16	36,901	3,685	796,929
PrivateBancorp, Inc.	120,452	-	5,645	43	119,680
Prothena Corp. PLC	49,476	1,663	2,175	-	62,334
Questcor Pharmaceuticals, Inc.	200,784	-	38,328	968	-
Rambus, Inc.	81,444	-	17,953	-	69,766
Regulus Therapeutics, Inc.	21,331	-	1,166	-	36,358
Rigel Pharmaceuticals, Inc.	17,567	-	2,625	-	19,477
salesforce.com, Inc.	1,775,374	-	89,871	-	2,029,452
Seattle Genetics, Inc.	404,948	121	20,761	-	494,958
Silicon Laboratories, Inc.	143,012	17,593	7,566	-	201,794
SodaStream International Ltd.	98,537	-	71,608	-	-
Transition Therapeutics, Inc.	11,180	1,000	655	-	14,492
Total	$ 8,512,128	$ 261,590	$ 566,064	$ 6,617	$ 8,768,229
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,490,662	$ 6,390,939	$ -	$ 99,723
Consumer Staples	5,144,508	5,121,567	22,941	-
Energy	2,357,816	2,357,816	-	-
Financials	1,535,820	1,535,820	-	-
Health Care	10,509,270	10,405,436	19,374	84,460
Industrials	3,756,319	3,700,580	-	55,739
Information Technology	15,451,680	15,363,927	-	87,753
Materials	1,116,961	975,254	141,707	-
Telecommunication Services	200,153	200,153	-	-
Money Market Funds	1,165,360	1,165,360	-	-
Total Investments in Securities:	$ 47,728,549	$ 47,216,852	$ 184,022	$ 327,675
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $25,850,053,000. Net unrealized appreciation aggregated $21,878,496,000, of which $22,489,457,000 related to appreciated investment securities and $610,961,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Strategies Fund

February 28, 2014

1.797938.110

FEG-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.8%
Auto Components - 2.0%
Delphi Automotive PLC	504,898	$ 33,611
Tenneco, Inc. (a)	131,000	7,891
		41,502
Automobiles - 1.3%
Harley-Davidson, Inc.	411,700	27,197
Diversified Consumer Services - 1.0%
Service Corp. International	1,105,800	20,667
Hotels, Restaurants & Leisure - 4.7%
Bally Technologies, Inc. (a)	385,520	26,119
Brinker International, Inc.	225,700	12,414
Jack in the Box, Inc. (a)	296,014	17,006
Penn National Gaming, Inc. (a)	966,394	12,418
Wyndham Worldwide Corp.	383,000	27,913
		95,870
Household Durables - 1.5%
Jarden Corp. (a)	268,516	16,506
Tupperware Brands Corp.	168,900	13,276
		29,782
Internet & Catalog Retail - 1.6%
Liberty Interactive Corp. Series A (a)	535,000	15,622
TripAdvisor, Inc. (a)	159,100	15,948
		31,570
Media - 2.2%
DIRECTV (a)	202,900	15,745
Omnicom Group, Inc.	392,300	29,689
		45,434
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	385,700	21,125
Specialty Retail - 3.4%
Bed Bath & Beyond, Inc. (a)	329,800	22,367
O'Reilly Automotive, Inc. (a)	205,000	30,924
Ross Stores, Inc.	225,300	16,402
		69,693
Textiles, Apparel & Luxury Goods - 3.1%
Hanesbrands, Inc.	283,600	20,782
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	135,600	$ 17,144
VF Corp.	444,400	26,037
		63,963
TOTAL CONSUMER DISCRETIONARY		446,803
CONSUMER STAPLES - 7.9%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	60,808	5,096
Monster Beverage Corp. (a)	173,124	12,811
		17,907
Food & Staples Retailing - 2.7%
Kroger Co.	995,665	41,758
Whole Foods Market, Inc.	277,100	14,977
		56,735
Food Products - 2.3%
Mead Johnson Nutrition Co. Class A	439,500	35,841
The Hershey Co.	104,400	11,048
		46,889
Personal Products - 0.6%
Herbalife Ltd.	179,884	11,980
Tobacco - 1.4%
Lorillard, Inc.	595,000	29,191
TOTAL CONSUMER STAPLES		162,702
ENERGY - 4.5%
Energy Equipment & Services - 2.8%
Cameron International Corp. (a)	285,300	18,276
Dril-Quip, Inc. (a)	120,300	12,939
Oceaneering International, Inc.	221,900	15,884
Oil States International, Inc. (a)	121,700	11,552
		58,651
Oil, Gas & Consumable Fuels - 1.7%
Cabot Oil & Gas Corp.	787,336	27,557
World Fuel Services Corp.	146,753	6,607
		34,164
TOTAL ENERGY		92,815
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 10.4%
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (a)	151,800	$ 28,546
Ameriprise Financial, Inc.	119,600	13,035
FXCM, Inc. Class A (d)	966,869	16,292
Invesco Ltd.	376,140	12,902
		70,775
Consumer Finance - 0.7%
Springleaf Holdings, Inc.	509,100	14,341
Diversified Financial Services - 3.6%
IntercontinentalExchange Group, Inc.	182,400	38,092
McGraw Hill Financial, Inc.	450,540	35,890
		73,982
Insurance - 1.1%
Allied World Assurance Co. Holdings Ltd.	128,100	12,774
Axis Capital Holdings Ltd.	219,400	9,647
		22,421
Real Estate Investment Trusts - 0.2%
Gaming & Leisure Properties	89,275	3,400
Real Estate Management & Development - 1.3%
Altisource Portfolio Solutions SA	103,800	10,212
CBRE Group, Inc. (a)	605,000	16,910
		27,122
TOTAL FINANCIALS		212,041
HEALTH CARE - 17.0%
Biotechnology - 0.9%
United Therapeutics Corp. (a)	172,300	17,475
Health Care Equipment & Supplies - 1.0%
The Cooper Companies, Inc.	159,815	20,490
Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.	350,900	23,809
Cardinal Health, Inc.	193,907	13,870
Cigna Corp.	127,570	10,153
DaVita HealthCare Partners, Inc. (a)	181,004	12,440
HCA Holdings, Inc. (a)	226,868	11,616
Henry Schein, Inc. (a)	103,400	12,309
Laboratory Corp. of America Holdings (a)	104,200	9,747
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
MEDNAX, Inc. (a)	184,400	$ 11,215
Universal Health Services, Inc. Class B	190,100	15,261
		120,420
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	485,240	27,625
Mettler-Toledo International, Inc. (a)	38,600	9,486
		37,111
Pharmaceuticals - 7.4%
Actavis PLC (a)	248,700	54,915
Endo Health Solutions, Inc. (a)(d)	247,000	19,716
Jazz Pharmaceuticals PLC (a)	167,200	25,405
Mylan, Inc. (a)	501,400	27,863
Salix Pharmaceuticals Ltd. (a)	228,200	24,627
		152,526
TOTAL HEALTH CARE		348,022
INDUSTRIALS - 16.3%
Aerospace & Defense - 3.2%
BE Aerospace, Inc. (a)	217,100	18,291
Meggitt PLC	2,403,687	20,286
TransDigm Group, Inc.	158,600	28,253
		66,830
Airlines - 3.0%
American Airlines Group, Inc. (a)	368,300	13,601
Delta Air Lines, Inc.	814,399	27,046
United Continental Holdings, Inc. (a)	456,251	20,513
		61,160
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	431,400	13,442
Stericycle, Inc. (a)	97,300	11,092
		24,534
Electrical Equipment - 4.3%
AMETEK, Inc.	489,000	26,034
Hubbell, Inc. Class B	114,900	13,735
Rockwell Automation, Inc.	175,981	21,618
Roper Industries, Inc.	196,000	26,582
		87,969
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.4%
IDEX Corp.	170,187	$ 12,776
Ingersoll-Rand PLC	166,400	10,174
Pentair Ltd.	129,300	10,449
Wabtec Corp.	199,900	15,866
		49,265
Professional Services - 0.4%
Dun & Bradstreet Corp.	76,600	7,599
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	67,600	4,858
Trading Companies & Distributors - 1.6%
W.W. Grainger, Inc.	125,983	32,128
TOTAL INDUSTRIALS		334,343
INFORMATION TECHNOLOGY - 15.3%
Computers & Peripherals - 1.2%
NetApp, Inc.	142,008	5,739
SanDisk Corp.	243,300	18,077
		23,816
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	216,400	19,048
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	176,000	10,759
VeriSign, Inc. (a)(d)	366,906	20,220
		30,979
IT Services - 6.3%
Alliance Data Systems Corp. (a)	66,200	18,874
Amdocs Ltd.	483,633	21,512
Fidelity National Information Services, Inc.	258,300	14,364
Fiserv, Inc. (a)	351,996	20,433
FleetCor Technologies, Inc. (a)	130,400	16,943
Genpact Ltd. (a)	675,100	11,261
Neustar, Inc. Class A (a)	187,600	6,720
The Western Union Co.	164,600	2,754
Total System Services, Inc.	553,200	16,850
		129,711
Semiconductors & Semiconductor Equipment - 3.3%
Avago Technologies Ltd.	435,300	26,858
Cree, Inc. (a)	232,800	14,301
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	164,000	$ 9,222
Xilinx, Inc.	350,000	18,270
		68,651
Software - 2.1%
Adobe Systems, Inc. (a)	181,500	12,453
Check Point Software Technologies Ltd. (a)	192,000	12,945
Symantec Corp.	577,320	12,401
Workday, Inc. Class A (a)	41,100	4,518
		42,317
TOTAL INFORMATION TECHNOLOGY		314,522
MATERIALS - 6.0%
Chemicals - 4.0%
Airgas, Inc.	51,800	5,584
Celanese Corp. Class A	336,000	17,939
Eastman Chemical Co.	275,900	24,122
FMC Corp.	264,794	20,437
W.R. Grace & Co. (a)	144,800	14,674
		82,756
Containers & Packaging - 1.9%
Ball Corp.	145,300	8,073
Packaging Corp. of America	211,100	15,387
Rock-Tenn Co. Class A	128,900	14,388
		37,848
Metals & Mining - 0.1%
SunCoke Energy, Inc. (a)	131,800	2,937
TOTAL MATERIALS		123,541
TOTAL COMMON STOCKS (Cost $1,606,473)		2,034,789
Money Market Funds - 2.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	16,068,538	$ 16,069
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	26,293,500	26,294
TOTAL MONEY MARKET FUNDS (Cost $42,363)		42,363
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,648,836)		2,077,152
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(25,897)
NET ASSETS - 100%		$ 2,051,255
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	4
Total	$ 7
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $1,649,456,000. Net unrealized appreciation aggregated $427,696,000, of which $443,161,000 related to appreciated investment securities and $15,465,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

February 28, 2014

1.797943.110

NMF-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.7%
Johnson Controls, Inc.	251,000	$ 12,399
Tenneco, Inc. (a)	150,000	9,036
		21,435
Automobiles - 1.2%
Tesla Motors, Inc. (a)(d)	159,400	39,023
Distributors - 0.3%
Pool Corp.	172,300	10,073
Diversified Consumer Services - 0.3%
H&R Block, Inc.	325,000	10,283
Hotels, Restaurants & Leisure - 2.4%
Arcos Dorados Holdings, Inc. Class A (d)	648,700	5,702
Domino's Pizza, Inc.	130,100	10,286
Jubilant Foodworks Ltd. (a)	390,127	6,525
Starbucks Corp.	223,700	15,874
Yum! Brands, Inc.	532,400	39,440
		77,827
Household Durables - 0.7%
D.R. Horton, Inc. (d)	423,800	10,409
Toll Brothers, Inc. (a)	304,413	11,875
		22,284
Internet & Catalog Retail - 0.5%
Liberty Interactive Corp. Series A (a)	250,000	7,300
Rakuten, Inc.	477,800	6,850
		14,150
Leisure Equipment & Products - 0.4%
Malibu Boats, Inc. Class A (a)	78,900	1,454
New Academy Holding Co. LLC unit (a)(f)(g)	66,000	12,463
		13,917
Media - 3.2%
Altice S.A.	44,400	1,930
Comcast Corp. Class A	931,860	48,168
Legend Pictures LLC (a)(f)(g)	1,010	1,821
The Walt Disney Co.	481,200	38,886
Viacom, Inc. Class B (non-vtg.)	153,500	13,467
		104,272
Specialty Retail - 1.6%
Cabela's, Inc. Class A (a)	254,300	16,865
Citi Trends, Inc. (a)	447,566	7,340
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PT ACE Hardware Indonesia Tbk	99,865,000	$ 6,882
Sally Beauty Holdings, Inc. (a)	346,400	9,942
Tile Shop Holdings, Inc. (a)(d)	250,000	3,855
World Duty Free SpA (a)	454,487	6,681
		51,565
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA (d)	622,300	17,540
Hanesbrands, Inc.	168,300	12,333
		29,873
TOTAL CONSUMER DISCRETIONARY		394,702
CONSUMER STAPLES - 4.9%
Beverages - 0.9%
Beam, Inc.	129,700	10,760
Constellation Brands, Inc. Class A (sub. vtg.) (a)	213,200	17,276
		28,036
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	452,600	33,103
Masan Consumer Corp. unit (f)(g)	125,000	11,250
Walgreen Co.	306,000	20,793
		65,146
Food Products - 1.5%
Amira Nature Foods Ltd. (a)(d)	1,353,252	24,710
Associated British Foods PLC	230,300	11,562
The Hershey Co.	126,731	13,411
		49,683
Household Products - 0.1%
LG Household & Health Care Ltd.	8,117	3,478
Tobacco - 0.4%
Japan Tobacco, Inc.	419,200	13,351
TOTAL CONSUMER STAPLES		159,694
ENERGY - 6.7%
Energy Equipment & Services - 2.6%
Diamond Offshore Drilling, Inc. (d)	141,500	6,693
Helmerich & Payne, Inc.	158,300	15,632
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	197,937	$ 14,168
Schlumberger Ltd.	517,200	48,100
		84,593
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	281,200	23,666
Antero Resources Corp.	137,600	8,303
Cabot Oil & Gas Corp.	546,000	19,110
Cimarex Energy Co.	135,400	15,667
EOG Resources, Inc.	175,300	33,205
EQT Corp.	131,600	13,461
Noble Energy, Inc.	117,100	8,052
Southwestern Energy Co. (a)	212,800	8,797
		130,261
TOTAL ENERGY		214,854
FINANCIALS - 18.6%
Capital Markets - 2.1%
Apollo Investment Corp.	1,087,147	9,306
Artisan Partners Asset Management, Inc.	137,180	8,666
Charles Schwab Corp.	555,300	14,721
KKR & Co. LP	452,400	10,921
Morgan Stanley	571,100	17,590
WisdomTree Investments, Inc. (a)	425,094	6,623
		67,827
Commercial Banks - 3.2%
First Republic Bank	479,000	24,894
FirstMerit Corp.	349,400	7,254
Wells Fargo & Co.	1,561,500	72,485
		104,633
Consumer Finance - 0.9%
American Express Co.	328,800	30,013
Diversified Financial Services - 5.4%
Bank of America Corp.	3,464,000	57,260
Citigroup, Inc.	851,100	41,389
JPMorgan Chase & Co.	1,021,800	58,059
KKR Financial Holdings LLC	1,450,400	17,724
		174,432
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.8%
AIA Group Ltd.	3,412,600	$ 16,688
American International Group, Inc.	1,242,800	61,854
Arch Capital Group Ltd. (a)	248,700	13,957
Fairfax Financial Holdings Ltd. (sub. vtg.)	16,900	7,020
Fidelity National Financial, Inc. Class A	315,000	10,414
MetLife, Inc.	575,400	29,156
The Chubb Corp.	167,400	14,644
		153,733
Real Estate Investment Trusts - 0.2%
Aviv REIT, Inc.	200,000	5,072
Real Estate Management & Development - 0.5%
Realogy Holdings Corp. (a)	354,300	16,815
Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp. (a)	1,967,300	17,627
Radian Group, Inc. (d)	2,028,423	31,542
		49,169
TOTAL FINANCIALS		601,694
HEALTH CARE - 14.5%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	111,400	19,696
Amgen, Inc.	254,380	31,548
BioMarin Pharmaceutical, Inc. (a)	104,500	8,465
Cubist Pharmaceuticals, Inc. rights (a)	437,900	320
Gilead Sciences, Inc. (a)	372,600	30,848
Neurocrine Biosciences, Inc. (a)	462,870	8,160
Theravance, Inc. (a)	176,800	6,542
		105,579
Health Care Equipment & Supplies - 3.4%
Align Technology, Inc. (a)	346,883	18,152
Boston Scientific Corp. (a)	684,400	8,966
Covidien PLC	173,400	12,476
Edwards Lifesciences Corp. (a)	423,078	29,514
HeartWare International, Inc. (a)	270,050	25,933
The Cooper Companies, Inc.	118,841	15,237
		110,278
Health Care Providers & Services - 2.0%
Amplifon SpA	1,094,650	6,693
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	583,800	$ 14,840
Corvel Corp. (a)	200,000	9,202
Emeritus Corp. (a)	200,915	6,335
Henry Schein, Inc. (a)	109,500	13,035
Humana, Inc.	97,700	10,987
Qualicorp SA (a)	511,000	4,629
		65,721
Health Care Technology - 0.2%
HealthStream, Inc. (a)	200,000	5,764
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	261,900	14,910
Eurofins Scientific SA	106,400	31,106
Illumina, Inc. (a)(d)	221,300	37,951
		83,967
Pharmaceuticals - 3.0%
AbbVie, Inc.	381,000	19,397
Actavis PLC (a)	110,600	24,423
Impax Laboratories, Inc. (a)	237,800	6,128
Merck & Co., Inc.	654,200	37,283
Prestige Brands Holdings, Inc. (a)	300,000	8,547
		95,778
TOTAL HEALTH CARE		467,087
INDUSTRIALS - 13.4%
Aerospace & Defense - 4.2%
Esterline Technologies Corp. (a)	100,000	10,770
KEYW Holding Corp. (a)(d)	1,477,438	27,037
Precision Castparts Corp.	82,400	21,249
Teledyne Technologies, Inc. (a)	77,700	7,613
Textron, Inc.	426,800	16,944
TransDigm Group, Inc.	114,900	20,468
United Technologies Corp.	266,519	31,188
		135,269
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	153,500	7,961
FedEx Corp.	67,500	9,000
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Hub Group, Inc. Class A (a)	221,816	$ 8,666
United Parcel Service, Inc. Class B	186,645	17,875
		43,502
Airlines - 0.4%
American Airlines Group, Inc. (a)	178,900	6,607
Copa Holdings SA Class A	55,600	7,532
		14,139
Building Products - 0.6%
Tarkett SA (a)	250,283	10,779
Universal Forest Products, Inc.	133,500	7,440
		18,219
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	247,800	11,711
Interface, Inc.	874,900	16,851
U.S. Ecology, Inc.	132,756	4,770
		33,332
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	281,044	17,045
MasTec, Inc. (a)	239,100	9,789
		26,834
Electrical Equipment - 1.5%
Eaton Corp. PLC	172,151	12,861
OSRAM Licht AG (a)	244,773	16,641
Rockwell Automation, Inc.	155,658	19,121
		48,623
Machinery - 0.8%
Fanuc Corp.	33,700	5,867
GEA Group AG	187,744	9,106
Harmonic Drive Systems, Inc.	343,600	11,597
		26,570
Professional Services - 0.8%
Acacia Research Corp. (d)	507,108	7,774
Bureau Veritas SA	240,000	6,622
Michael Page International PLC	1,145,211	9,723
		24,119
Road & Rail - 0.6%
Kansas City Southern	209,700	19,695
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 1.4%
Beacon Roofing Supply, Inc. (a)	187,100	$ 7,071
Rush Enterprises, Inc. Class A (a)	307,600	8,797
United Rentals, Inc. (a)	318,400	28,127
		43,995
TOTAL INDUSTRIALS		434,297
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 0.6%
Brocade Communications Systems, Inc. (a)	1,123,000	10,747
Juniper Networks, Inc. (a)	297,200	7,947
		18,694
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	139,841	12,309
Measurement Specialties, Inc. (a)	259,400	15,823
Trimble Navigation Ltd. (a)	87,263	3,329
		31,461
Internet Software & Services - 5.4%
Akamai Technologies, Inc. (a)	260,400	15,918
Cornerstone OnDemand, Inc. (a)	164,640	9,612
Demandware, Inc. (a)	108,800	8,172
Facebook, Inc. Class A (a)	410,038	28,071
Google, Inc. Class A (a)	64,500	78,409
Shutterstock, Inc. (a)	112,240	11,154
Yahoo!, Inc. (a)	575,300	22,247
		173,583
IT Services - 7.8%
Alliance Data Systems Corp. (a)(d)	32,700	9,323
Cognizant Technology Solutions Corp. Class A (a)	172,600	17,961
Fidelity National Information Services, Inc.	425,500	23,662
Fiserv, Inc. (a)	207,600	12,051
FleetCor Technologies, Inc. (a)	178,000	23,128
IBM Corp.	448,600	83,059
Paychex, Inc.	408,800	17,071
Total System Services, Inc.	484,300	14,752
Visa, Inc. Class A	225,000	50,837
		251,844
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Corp. Class A	250,000	7,430
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
GT Advanced Technologies, Inc. (a)(d)	1,205,610	$ 17,276
SunEdison, Inc. (a)	768,384	14,108
		38,814
Software - 4.8%
Aspen Technology, Inc. (a)	288,900	13,564
Callidus Software, Inc. (a)	701,300	8,647
Citrix Systems, Inc. (a)	119,400	7,170
Concur Technologies, Inc. (a)(d)	125,767	15,526
MICROS Systems, Inc. (a)	112,800	6,262
Microsoft Corp.	1,930,100	73,942
Nuance Communications, Inc. (a)	688,600	10,529
Red Hat, Inc. (a)	141,000	8,318
ServiceNow, Inc. (a)	178,000	12,115
Trion World Network, Inc.:
warrants 8/10/17 (a)(g)	28,652	0
warrants 10/3/18 (a)(g)	41,940	0
		156,073
TOTAL INFORMATION TECHNOLOGY		670,469
MATERIALS - 1.7%
Chemicals - 1.7%
Airgas, Inc.	110,100	11,869
Eastman Chemical Co.	134,400	11,751
Monsanto Co.	152,200	16,745
Praxair, Inc.	114,600	14,940
		55,305
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.2%
TW Telecom, Inc. (a)	327,200	10,016
Verizon Communications, Inc.	1,289,385	61,349
		71,365
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
RingCentral, Inc. (d)	365,600	$ 7,915
Vodafone Group PLC sponsored ADR	385,036	16,006
		23,921
TOTAL TELECOMMUNICATION SERVICES		95,286
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	7,943,316	3,829
TOTAL COMMON STOCKS (Cost $2,173,575)		3,097,217
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(g)	128,191	655
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Trion World Network, Inc.:
8.00% (a)(g)	76,875	139
Series C, 8.00% (a)(g)	910,747	1,648
Series C-1, 8.00% (a)(g)	71,630	130
		1,917
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,517)		2,572
Convertible Bonds - 0.0%
Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (g) (Cost $260)	$ 260	260
Other - 0.2%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	$ 4,520	$ 4,520
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	2,260,000	1,987
TOTAL OTHER (Cost $6,780)		6,507
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 0.10% (b)	143,730,525	143,731
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	117,493,878	117,494
TOTAL MONEY MARKET FUNDS (Cost $261,225)		261,225
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $2,450,357)		3,367,781
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(137,009)
NET ASSETS - 100%		$ 3,230,772
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,873,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 4,520
EQTY ER Holdings, LLC	1/29/13	$ 2,260
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 2,344
Legend Pictures LLC	9/23/10 - 12/18/12	$ 1,103
Masan Consumer Corp. unit	4/3/13	$ 12,620
New Academy Holding Co. LLC unit	8/1/11	$ 6,956
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0
Trion World Network, Inc. 8.00%	3/20/13	$ 404
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13	$ 260
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 25
Fidelity Securities Lending Cash Central Fund	243
Total	$ 268
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 4,520	$ -	$ -	$ 542	$ 4,520
EQTY ER Holdings, LLC	2,260	-	-	-	1,987
Total	$ 6,780	$ -	$ -	$ 542	$ 6,507
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 395,357	$ 373,893	$ 6,525	$ 14,939
Consumer Staples	159,694	135,093	13,351	11,250
Energy	214,854	214,854	-	-
Financials	601,694	601,694	-	-
Health Care	467,087	467,087	-	-
Industrials	434,297	428,430	5,867	-
Information Technology	672,386	670,469	-	1,917
Materials	55,305	55,305	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities: - continued
Equities:
Telecommunication Services	$ 95,286	$ 95,286	$ -	$ -
Utilities	3,829	3,829	-	-
Corporate Bonds	260	-	-	260
Other/Energy	6,507	-	-	6,507
Money Market Funds	261,225	261,225	-	-
Total Investments in Securities:	$ 3,367,781	$ 3,307,165	$ 25,743	$ 34,873
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 34,897
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	257
Cost of Purchases	-
Proceeds of Sales	(281)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 34,873
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2014	$ 257

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $2,455,034,000. Net unrealized appreciation aggregated $912,747,000, of which $952,063,000 related to appreciated investment securities and $39,316,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 02/28/14 (000)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 25,534	Market comparable	Discount rate	15.0%	Decrease
			EV/EBITDA multiple	8.0 - 13.0 / 10.0	Increase
			Price-to-earnings multiple	14.0	Increase
Corporate Bonds	$ 260	Last transaction price	Transaction price	$100.00	Increase
Other/Energy	$ 6,507	Discounted cash flow	Discount rate	10.0%	Decrease
Convertible Preferred Stocks	$ 2,572	Last transaction price	Transaction price	$5.11	Increase
		Market comparable	EV/EBITDA multiple	8.0	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Growth
Company Fund

February 28, 2014

1.968012.100

XS7-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.0%
Johnson Controls, Inc.	10,222	$ 504,967
Automobiles - 0.4%
Ford Motor Co.	559,700	8,613,783
Tesla Motors, Inc. (a)	147,500	36,109,475
		44,723,258
Diversified Consumer Services - 0.1%
K12, Inc. (a)	393,768	8,910,970
Hotels, Restaurants & Leisure - 3.9%
Arcos Dorados Holdings, Inc. Class A (d)	63,900	561,681
Buffalo Wild Wings, Inc. (a)	288,000	41,760,000
China Lodging Group Ltd. ADR (a)	88,100	2,480,896
Chipotle Mexican Grill, Inc. (a)	75,200	42,503,792
Chuys Holdings, Inc. (a)	298,600	11,887,266
Dunkin' Brands Group, Inc.	535,300	27,658,951
Home Inns & Hotels Management, Inc. sponsored ADR (a)	614,400	23,021,568
Hyatt Hotels Corp. Class A (a)	211,000	11,005,760
Las Vegas Sands Corp.	346,700	29,556,175
McDonald's Corp.	510,700	48,593,105
Panera Bread Co. Class A (a)	34,500	6,255,540
Royal Caribbean Cruises Ltd.	25,700	1,360,301
Starbucks Corp.	968,300	68,710,568
Starwood Hotels & Resorts Worldwide, Inc.	460,900	38,005,814
Wendy's Co.	400,700	3,838,706
Yum! Brands, Inc.	359,800	26,653,984
		383,854,107
Household Durables - 0.2%
Lennar Corp. Class A	281,200	12,339,056
Tempur Sealy International, Inc. (a)	114,100	5,918,367
		18,257,423
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (a)	350,099	126,770,848
Ctrip.com International Ltd. sponsored ADR (a)(d)	144,900	7,826,049
Netflix, Inc. (a)	44,300	19,741,409
priceline.com, Inc. (a)	62,200	83,897,848
TripAdvisor, Inc. (a)	71,600	7,177,184
		245,413,338
Media - 1.1%
Comcast Corp. Class A	1,780,100	92,013,369
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Lions Gate Entertainment Corp.	193,800	$ 5,959,350
Twenty-First Century Fox, Inc. Class A	487,600	16,354,104
		114,326,823
Multiline Retail - 0.4%
Dollar General Corp. (a)	79,900	4,786,010
Dollar Tree, Inc. (a)	194,000	10,625,380
Nordstrom, Inc.	138,000	8,484,240
Ryohin Keikaku Co. Ltd.	20,100	1,820,988
Target Corp.	245,900	15,378,586
		41,095,204
Specialty Retail - 2.1%
AutoNation, Inc. (a)	181,100	9,533,104
Bed Bath & Beyond, Inc. (a)	98,500	6,680,270
CarMax, Inc. (a)	587,048	28,430,735
Five Below, Inc. (a)(d)	458,400	17,666,736
Francesca's Holdings Corp. (a)	50,000	978,500
Home Depot, Inc.	920,500	75,508,615
L Brands, Inc.	224,000	12,617,920
Lumber Liquidators Holdings, Inc. (a)	458,400	49,177,152
Restoration Hardware Holdings, Inc. (a)	59,400	4,022,568
Tiffany & Co., Inc.	38,800	3,618,100
Urban Outfitters, Inc. (a)	97,300	3,642,912
		211,876,612
Textiles, Apparel & Luxury Goods - 3.1%
Fossil Group, Inc. (a)	87,667	10,073,815
Kate Spade & Co. (a)	1,261,434	43,166,271
lululemon athletica, Inc. (a)(d)	2,156,900	108,513,639
Michael Kors Holdings Ltd. (a)	247,351	24,247,819
Moncler SpA	57,600	1,055,035
NIKE, Inc. Class B	710,600	55,639,980
Prada SpA	1,295,200	9,730,001
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	699,400	23,590,762
Under Armour, Inc. Class A (sub. vtg.) (a)	156,800	17,741,920
VF Corp.	220,800	12,936,672
Vince Holding Corp.	54,200	1,463,400
		308,159,314
TOTAL CONSUMER DISCRETIONARY		1,377,122,016
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 11.1%
Beverages - 2.3%
Beam, Inc.	63,800	$ 5,292,848
Dr. Pepper Snapple Group, Inc.	113,000	5,888,430
Monster Beverage Corp. (a)	1,012,700	74,939,800
PepsiCo, Inc.	554,900	44,430,843
SABMiller PLC	251,200	12,312,336
The Coca-Cola Co.	2,308,900	88,199,980
		231,064,237
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	368,900	43,087,520
CVS Caremark Corp.	210,300	15,381,342
Kroger Co.	311,700	13,072,698
Sprouts Farmers Market LLC	291,100	11,358,722
Wal-Mart Stores, Inc.	611,700	45,693,990
Walgreen Co.	412,400	28,022,580
Whole Foods Market, Inc.	346,600	18,733,730
		175,350,582
Food Products - 3.6%
Archer Daniels Midland Co.	931,200	37,806,720
Associated British Foods PLC	312,200	15,673,379
Bunge Ltd.	781,600	62,223,176
Campbell Soup Co. (d)	63,000	2,728,530
General Mills, Inc.	192,400	9,625,772
Green Mountain Coffee Roasters, Inc.	1,239,196	136,038,937
Kellogg Co.	166,400	10,098,816
Kraft Foods Group, Inc.	33,600	1,857,072
Mead Johnson Nutrition Co. Class A	520,800	42,471,240
Mondelez International, Inc.	100,900	3,433,627
The Hain Celestial Group, Inc. (a)	21,100	1,884,230
The Hershey Co.	140,600	14,878,292
Tyson Foods, Inc. Class A	360,500	14,221,725
Want Want China Holdings Ltd.	4,830,000	7,344,067
		360,285,583
Household Products - 0.7%
Church & Dwight Co., Inc.	118,200	8,035,236
Colgate-Palmolive Co.	424,300	26,658,769
Kimberly-Clark Corp.	115,600	12,756,460
Procter & Gamble Co.	319,600	25,139,736
		72,590,201
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.0%
Herbalife Ltd.	1,361,600	$ 90,682,560
Nu Skin Enterprises, Inc. Class A	91,400	7,633,728
		98,316,288
Tobacco - 1.7%
Altria Group, Inc.	1,097,900	39,809,854
Japan Tobacco, Inc.	157,300	5,009,964
Lorillard, Inc.	606,400	29,749,984
Philip Morris International, Inc.	1,086,200	87,884,442
		162,454,244
TOTAL CONSUMER STAPLES		1,100,061,135
ENERGY - 5.1%
Energy Equipment & Services - 1.1%
Carbo Ceramics, Inc. (d)	30,200	3,746,310
FMC Technologies, Inc. (a)	319,100	16,031,584
Halliburton Co.	590,500	33,658,500
Schlumberger Ltd.	625,079	58,132,347
		111,568,741
Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp.	380,700	32,039,712
Cabot Oil & Gas Corp.	392,400	13,734,000
Chesapeake Energy Corp.	590,694	15,304,882
Concho Resources, Inc. (a)	345,100	41,801,963
Continental Resources, Inc. (a)(d)	478,400	57,178,368
Devon Energy Corp.	151,800	9,778,956
EOG Resources, Inc.	260,300	49,306,026
Hess Corp.	151,500	12,124,545
Kosmos Energy Ltd. (a)	395,000	4,337,100
Noble Energy, Inc.	279,000	19,184,040
Occidental Petroleum Corp.	152,800	14,748,256
PDC Energy, Inc. (a)	270,038	16,777,461
Peabody Energy Corp.	152,700	2,681,412
Pioneer Natural Resources Co.	361,293	72,684,926
Range Resources Corp.	120,200	10,343,210
Southwestern Energy Co. (a)	117,500	4,857,450
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	263,100	$ 12,623,538
Whiting Petroleum Corp. (a)	55,900	3,840,889
		393,346,734
TOTAL ENERGY		504,915,475
FINANCIALS - 3.2%
Capital Markets - 1.4%
BlackRock, Inc. Class A	138,000	42,067,920
Charles Schwab Corp.	1,603,600	42,511,436
Evercore Partners, Inc. Class A	118,300	6,582,212
Franklin Resources, Inc.	23,300	1,240,725
ICG Group, Inc. (a)	733,718	14,916,487
Morgan Stanley	550,200	16,946,160
T. Rowe Price Group, Inc.	157,800	12,808,626
		137,073,566
Commercial Banks - 0.6%
HDFC Bank Ltd. sponsored ADR	483,100	16,227,329
PrivateBancorp, Inc.	905,400	26,129,844
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	39,500	401,715
Signature Bank (a)	104,700	13,708,371
Wells Fargo & Co.	151,500	7,032,630
		63,499,889
Consumer Finance - 0.7%
American Express Co.	316,100	28,853,608
Discover Financial Services	740,058	42,464,528
		71,318,136
Diversified Financial Services - 0.3%
Bank of America Corp.	528,500	8,736,105
Citigroup, Inc.	115,900	5,636,217
JPMorgan Chase & Co.	338,600	19,239,252
		33,611,574
Real Estate Investment Trusts - 0.1%
American Tower Corp.	77,800	6,338,366
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	522,600	10,101,858
TOTAL FINANCIALS		321,943,389
Common Stocks - continued
	Shares	Value
HEALTH CARE - 22.2%
Biotechnology - 15.3%
ACADIA Pharmaceuticals, Inc. (a)	544,150	$ 15,399,445
Aegerion Pharmaceuticals, Inc. (a)	35,500	1,943,980
Agios Pharmaceuticals, Inc. (d)	128,800	4,026,288
Alexion Pharmaceuticals, Inc. (a)	861,800	152,366,240
Alkermes PLC (a)	2,404,900	117,046,483
Alnylam Pharmaceuticals, Inc. (a)	1,023,898	83,181,474
Amgen, Inc.	643,400	79,794,468
Array BioPharma, Inc. (a)	629,400	3,033,708
Biogen Idec, Inc. (a)	282,800	96,344,304
Bluebird Bio, Inc.	430,500	10,977,750
Celgene Corp. (a)	245,200	39,415,900
Celldex Therapeutics, Inc. (a)	437,700	12,789,594
Cepheid, Inc. (a)	521,000	27,956,860
Chimerix, Inc.	368,300	7,366,000
Clovis Oncology, Inc. (a)	446,100	35,518,482
Dicerna Pharmaceuticals, Inc.	98,425	3,614,166
Eleven Biotherapeutics, Inc.	102,100	1,654,020
Exelixis, Inc. (a)(d)	3,223,704	22,759,350
Gilead Sciences, Inc. (a)	1,990,600	164,801,774
Halozyme Therapeutics, Inc. (a)	312,100	4,397,489
ImmunoGen, Inc. (a)	1,332,800	21,857,920
Immunomedics, Inc. (a)	1,298,100	6,152,994
Infinity Pharmaceuticals, Inc. (a)	193,500	3,034,080
Intercept Pharmaceuticals, Inc. (a)	5,200	2,134,600
InterMune, Inc. (a)	123,900	3,721,956
Intrexon Corp.	293,200	7,617,336
Ironwood Pharmaceuticals, Inc. Class A (a)	1,579,756	22,922,260
Isis Pharmaceuticals, Inc. (a)	2,036,685	103,870,935
Lexicon Pharmaceuticals, Inc. (a)	9,214,900	16,494,671
Merrimack Pharmaceuticals, Inc. (a)(d)	1,992,300	9,921,654
Metabolix, Inc. (a)	442,600	566,528
Momenta Pharmaceuticals, Inc. (a)	285,500	4,225,400
NPS Pharmaceuticals, Inc. (a)	1,797,700	62,883,546
Prothena Corp. PLC (a)	377,800	13,604,578
Regeneron Pharmaceuticals, Inc. (a)	655,000	217,787,500
Regulus Therapeutics, Inc. (a)	703,400	7,899,182
Rigel Pharmaceuticals, Inc. (a)	1,237,800	4,258,032
Seattle Genetics, Inc. (a)	2,054,800	108,061,932
Synageva BioPharma Corp. (a)	81,900	9,391,473
Transition Therapeutics, Inc. (a)	439,300	3,162,960
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
UniQure B.V.	12,400	$ 204,600
Vertex Pharmaceuticals, Inc. (a)	125,500	10,147,930
		1,524,309,842
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	187,400	7,454,772
Align Technology, Inc. (a)	140,534	7,354,144
Baxter International, Inc.	253,600	17,625,200
DexCom, Inc. (a)	65,500	2,954,050
Genmark Diagnostics, Inc. (a)	491,100	6,119,106
Insulet Corp. (a)	731,200	34,666,192
Intuitive Surgical, Inc. (a)	12,407	5,519,006
St. Jude Medical, Inc.	143,900	9,687,348
		91,379,818
Health Care Providers & Services - 0.9%
Catamaran Corp. (a)	147,700	6,650,702
Community Health Systems, Inc. (a)	125,000	5,188,750
Express Scripts Holding Co. (a)	159,200	11,989,352
HCA Holdings, Inc. (a)	155,600	7,966,720
McKesson Corp.	255,300	45,200,865
Phoenix Healthcare Group Ltd. (a)	118,500	210,109
UnitedHealth Group, Inc.	151,100	11,675,497
		88,881,995
Health Care Technology - 0.9%
athenahealth, Inc. (a)(d)	282,600	54,787,662
Cerner Corp. (a)	515,600	31,642,372
Veeva Systems, Inc. Class A (d)	34,200	1,207,260
		87,637,294
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	168,162	28,838,101
Pharmaceuticals - 3.9%
AbbVie, Inc.	399,900	20,358,909
Actavis PLC (a)	126,095	27,844,298
Allergan, Inc.	398,800	50,647,600
Auxilium Pharmaceuticals, Inc. (a)	402,000	12,361,500
Bristol-Myers Squibb Co.	872,500	46,914,325
Endocyte, Inc. (a)(d)	624,300	8,222,031
Hospira, Inc. (a)	699,500	30,274,360
Intra-Cellular Therapies, Inc.	231,153	3,751,613
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	141,400	$ 21,485,023
Johnson & Johnson	14,400	1,326,528
Mylan, Inc. (a)	302,700	16,821,039
Questcor Pharmaceuticals, Inc. (d)	620,200	37,677,150
Teva Pharmaceutical Industries Ltd. sponsored ADR	93,600	4,669,704
Valeant Pharmaceuticals International (Canada) (a)	743,100	106,072,777
		388,426,857
TOTAL HEALTH CARE		2,209,473,907
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	637,300	60,186,612
Lockheed Martin Corp.	199,200	32,330,160
The Boeing Co.	257,800	33,235,576
United Technologies Corp.	722,100	84,500,142
		210,252,490
Air Freight & Logistics - 0.5%
FedEx Corp.	30,200	4,026,566
United Parcel Service, Inc. Class B	374,500	35,865,865
XPO Logistics, Inc. (a)	232,270	7,302,569
		47,195,000
Airlines - 1.9%
American Airlines Group, Inc. (a)	298,100	11,008,833
Delta Air Lines, Inc.	821,100	27,268,731
JetBlue Airways Corp. (a)(d)	2,544,700	22,469,701
Ryanair Holdings PLC sponsored ADR (a)	162,100	9,200,796
Southwest Airlines Co.	1,703,300	38,222,052
Spirit Airlines, Inc. (a)	405,600	22,908,288
United Continental Holdings, Inc. (a)	1,379,400	62,017,824
		193,096,225
Building Products - 0.0%
A.O. Smith Corp.	13,700	680,890
Construction & Engineering - 0.1%
Fluor Corp.	141,900	11,024,211
Electrical Equipment - 0.6%
Eaton Corp. PLC	183,700	13,724,227
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	356,200	$ 23,245,612
Rockwell Automation, Inc.	205,000	25,182,200
		62,152,039
Industrial Conglomerates - 0.9%
3M Co.	354,600	47,775,258
Danaher Corp.	485,500	37,135,895
		84,911,153
Machinery - 0.7%
Caterpillar, Inc.	123,800	12,004,886
Cummins, Inc.	206,100	30,074,112
Deere & Co.	142,800	12,270,804
Dover Corp.	6,900	650,670
Illinois Tool Works, Inc.	114,700	9,462,750
		64,463,222
Road & Rail - 1.2%
CSX Corp.	406,200	11,255,802
Hertz Global Holdings, Inc. (a)	25,000	700,250
Kansas City Southern	54,100	5,081,072
Union Pacific Corp.	565,600	102,022,928
		119,060,052
TOTAL INDUSTRIALS		792,835,282
INFORMATION TECHNOLOGY - 32.9%
Communications Equipment - 1.6%
F5 Networks, Inc. (a)	5,200	584,168
Infinera Corp. (a)	1,998,700	16,629,184
Palo Alto Networks, Inc. (a)	7,900	562,085
QUALCOMM, Inc.	1,519,133	114,375,524
Riverbed Technology, Inc. (a)	108,100	2,408,468
ViaSat, Inc. (a)	394,300	26,303,753
		160,863,182
Computers & Peripherals - 4.4%
3D Systems Corp. (a)(d)	102,131	7,757,871
Apple, Inc.	695,595	366,049,913
Fusion-io, Inc. (a)(d)	663,400	7,277,498
NetApp, Inc.	96,900	3,915,729
Nimble Storage, Inc.	261,193	12,539,876
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp.	390,700	$ 29,029,010
Stratasys Ltd. (a)	89,494	11,377,372
		437,947,269
Electronic Equipment & Components - 0.1%
Corning, Inc.	190,200	3,665,154
Trimble Navigation Ltd. (a)	255,300	9,739,695
		13,404,849
Internet Software & Services - 9.4%
Akamai Technologies, Inc. (a)	324,800	19,855,024
Baidu.com, Inc. sponsored ADR (a)	100,000	17,093,000
Cornerstone OnDemand, Inc. (a)	7,300	426,174
Demandware, Inc. (a)	230,600	17,320,366
eBay, Inc. (a)	680,000	39,963,600
Facebook, Inc. Class A (a)	3,541,878	242,476,968
Google, Inc. Class A (a)	412,470	501,419,153
IAC/InterActiveCorp	36,500	2,829,845
LinkedIn Corp. (a)	91,600	18,690,064
Marketo, Inc.	11,600	475,600
MercadoLibre, Inc. (d)	60,400	6,292,472
Naver Corp.	2,556	1,958,116
Pandora Media, Inc. (a)	289,700	10,840,574
Qihoo 360 Technology Co. Ltd. ADR (a)	59,000	6,467,580
Rackspace Hosting, Inc. (a)	617,700	22,712,829
Rocket Fuel, Inc. (d)	43,500	2,438,610
Tencent Holdings Ltd.	47,400	3,802,115
Twitter, Inc. (d)	4,300	236,113
Wix.com Ltd. (a)	12,649	390,854
Yahoo!, Inc. (a)	130,232	5,036,071
Yandex NV (a)	154,400	5,790,000
Yelp, Inc. (a)	19,600	1,850,632
Youku Tudou, Inc. ADR (a)(d)	288,000	9,558,720
		937,924,480
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A (a)	169,800	17,669,388
CoreLogic, Inc. (a)	19,500	635,700
IBM Corp.	358,400	66,364,928
MasterCard, Inc. Class A	1,139,500	88,561,940
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
QIWI PLC Class B sponsored ADR	201,500	$ 9,395,945
Visa, Inc. Class A	489,100	110,507,254
		293,135,155
Semiconductors & Semiconductor Equipment - 5.1%
Applied Micro Circuits Corp. (a)	1,352,670	15,501,598
ARM Holdings PLC sponsored ADR	17,200	863,440
ASML Holding NV	151,900	13,084,666
Broadcom Corp. Class A	502,800	14,943,216
Cavium, Inc. (a)	535,900	22,577,467
Cree, Inc. (a)	1,668,138	102,473,717
Cypress Semiconductor Corp.	1,555,000	15,223,450
First Solar, Inc. (a)	56,539	3,226,681
Intel Corp.	105,200	2,604,752
KLA-Tencor Corp.	88,000	5,733,200
Marvell Technology Group Ltd.	330,900	5,059,461
MaxLinear, Inc. Class A (a)	406,100	3,797,035
Mellanox Technologies Ltd. (a)	353,100	12,895,212
Micron Technology, Inc. (a)	28,900	699,091
NVIDIA Corp.	9,347,500	171,807,050
Rambus, Inc. (a)	1,650,500	15,217,610
Silicon Laboratories, Inc. (a)	832,000	43,239,040
Skyworks Solutions, Inc. (a)	73,478	2,605,530
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	473,500	8,556,145
Texas Instruments, Inc.	759,300	34,138,128
Xilinx, Inc.	144,900	7,563,780
		501,810,269
Software - 9.3%
Activision Blizzard, Inc.	1,466,700	28,380,645
Adobe Systems, Inc. (a)	540,900	37,111,149
Autodesk, Inc. (a)	162,200	8,509,012
Citrix Systems, Inc. (a)	100,000	6,005,000
Electronic Arts, Inc. (a)	430,800	12,316,572
FireEye, Inc.	74,600	6,388,744
FleetMatics Group PLC (a)	125,600	4,640,920
Guidewire Software, Inc. (a)	288,900	15,487,929
Intuit, Inc.	118,200	9,237,330
Microsoft Corp.	2,325,092	89,074,275
Oracle Corp.	1,148,400	44,913,924
Red Hat, Inc. (a)	1,725,600	101,793,144
salesforce.com, Inc. (a)	6,933,400	432,436,158
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
ServiceNow, Inc. (a)	982,400	$ 66,862,144
Splunk, Inc. (a)	526,100	48,795,775
Tableau Software, Inc.	14,900	1,405,666
VMware, Inc. Class A (a)	37,500	3,601,875
Workday, Inc. Class A (a)	90,500	9,947,760
		926,908,022
TOTAL INFORMATION TECHNOLOGY		3,271,993,226
MATERIALS - 2.4%
Chemicals - 1.8%
CF Industries Holdings, Inc.	73,500	18,441,150
E.I. du Pont de Nemours & Co.	261,300	17,407,806
Eastman Chemical Co.	142,300	12,441,289
Monsanto Co.	962,891	105,937,268
Praxair, Inc.	70,800	9,230,196
The Dow Chemical Co.	201,800	9,829,678
The Mosaic Co.	157,500	7,695,450
		180,982,837
Metals & Mining - 0.6%
Anglo American PLC (United Kingdom)	1,198,600	30,611,845
Barrick Gold Corp. (d)	113,500	2,312,436
Fortescue Metals Group Ltd. (d)	2,306,589	11,197,069
Freeport-McMoRan Copper & Gold, Inc.	374,000	12,199,880
Nucor Corp.	34,500	1,733,280
U.S. Silica Holdings, Inc.	12,400	406,720
		58,461,230
TOTAL MATERIALS		239,444,067
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	687,200	32,696,976
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	295,300	$ 9,006,650
TOTAL TELECOMMUNICATION SERVICES		41,703,626
TOTAL COMMON STOCKS (Cost $8,737,131,644)		9,859,492,123
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series D (e)	90,284	1,528,156
Media - 0.1%
Turn, Inc. Series E (e)	205,882	1,717,056
TOTAL CONSUMER DISCRETIONARY		3,245,212
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Versartis, Inc. Series E (e)	1,504,581	1,697,167
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (e)	613,084	2,533,999
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cloudera, Inc. Series F (e)	113,172	1,647,784
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,124,162)		9,124,162
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	69,883,146	$ 69,883,146
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	156,375,035	156,375,035
TOTAL MONEY MARKET FUNDS (Cost $226,258,181)		226,258,181
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $8,972,513,987)		10,094,874,466
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(151,915,480)
NET ASSETS - 100%		$ 9,942,958,986
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,124,162 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Cloudera, Inc. Series F	2/5/14	$ 1,647,784
Domo, Inc. Series D	1/24/14	$ 2,533,999
NJOY, Inc. Series D	2/14/14	$ 1,528,156
Turn, Inc. Series E	12/30/13	$ 1,717,056
Versartis, Inc. Series E	2/14/14	$ 1,697,167
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,059
Fidelity Securities Lending Cash Central Fund	203,245
Total	$ 216,304
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,380,367,228	$ 1,377,122,016	$ -	$ 3,245,212
Consumer Staples	1,100,061,135	1,095,051,171	5,009,964	-
Energy	504,915,475	504,915,475	-	-
Financials	321,943,389	321,943,389	-	-
Health Care	2,211,171,074	2,209,473,907	-	1,697,167
Industrials	795,369,281	792,835,282	-	2,533,999
Information Technology	3,273,641,010	3,271,993,226	-	1,647,784
Materials	239,444,067	208,832,222	30,611,845	-
Telecommunication Services	41,703,626	41,703,626	-	-
Money Market Funds	226,258,181	226,258,181	-	-
Total Investments in Securities:	$ 10,094,874,466	$ 10,050,128,495	$ 35,621,809	$ 9,124,162
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $8,972,944,060. Net unrealized appreciation aggregated $1,121,930,406, of which $1,262,796,342 related to appreciated investment securities and $140,865,936 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2014